STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (Parenthetical) - Class B Ordinary shares	Dec. 31, 2020 shares
Number Of Shares Subject To Forfeiture	11,250,000
Over-allotment option
Number Of Shares Subject To Forfeiture	1,125,000